Acquisitions (Details) - Schedule of Contingently Issuable Shares	12 Months Ended
Dec. 31, 2023 shares
Schedule of Contingently Issuable Shares [Abstract]
Contingent consideration	903,689
Share-based compensation	596,311
Total contingently issuable shares	1,500,000